Consolidated statement of changes in equity - USD ($) $ in Thousands	Total	Share Capital [Member]		Additional Paid-in Capital [member]		Other Reserves [member]	Foreign Currency Translation Reserve [Member]	Accumulated Deficit [Member]
Beginning balance at Dec. 31, 2018	$ 722	$ 801	[1]	$ 0	[1]	$ 0	$ 0	$ (79)
Changes in equity
Loss for the year	(310)	0		0		0	0	(310)
Translation adjustment	(12)	0		0		0	(12)	0
Total comprehensive loss for the year	(322)	0		0		0	(12)	(310)
Ending balance at Dec. 31, 2019	400	801	[2]	0	[2]	0	(12)	(389)
Changes in equity
Loss for the year	(446)	0		0		0	0	(446)
Translation adjustment	212	0		0		0	212	0
Total comprehensive loss for the year	(234)	0		0		0	212	(446)
Issue of share capital	5,500	70		5,430		0	0	0
Total transactions with owners	5,500	70		5,430		0	0	0
Ending balance at Dec. 31, 2020	5,666	871	[2]	5,430	[2]	0	200	(835)
Changes in equity
Loss for the year	(9,202)	0		0		0		(9,202)
Translation adjustment	(6,103)	0		0		0	(6,103)	0
Total comprehensive loss for the year	(15,305)	0		0		0	(6,103)	(9,202)
Share-based compensation expense	366	0		0		366	0	0
Corporate reorganization	0	(160)		160		0	0	0
Issue of share capital	286,448	590		285,858		0	0	0
Total transactions with owners	286,814	430		286,018		366	0	0
Ending balance at Dec. 31, 2021	$ 277,175	$ 1,301		$ 291,448		$ 366	$ (5,903)	$ (10,037)

[1]	In 2018, the GH Research Ireland Limited issued 70,000,000 ordinary shares with a nominal value of €0.01 for which a receivable was recognized and the related cash flow occurred in 2019.
[2]	Share information presented as of December 31, 2019 and 2020, and for the financial year then ended, is prior to the incorporation of GH Research PLC and relates solely to GH Ireland Research Limited and does not give effect to the 2.50-for-one share consolidation described below.